Stockholders' equity	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Stockholders' equity
20.	Stockholders’ equity

(1)	Common stock
The number of shares of common stock authorized as of March 31, 2021, 2022 and 2023 was 3,600,000,000.
The following table shows the changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2021, 2022 and 2023. All of the shares of common stock of Sony Group Corporation are issued with no par value, and the issued stock was fully paid.

	Number of shares
	Fiscal year ended March 31
	2021	2022	2023
Balance at beginning of the fiscal year	1,261,058,781	1,261,058,781	1,261,081,781

Issuance of new shares	—	23,000	—

Balance at end of the fiscal year	1,261,058,781	1,261,081,781	1,261,081,781

As of March 31, 2021, 2022 and 2023, the number of shares of treasury stock, which was included in the balance of common stock shares issued above, were 21,831,206 shares, 24,078,136 shares and 26,584,221 shares, respectively.
Sony Group Corporation may purchase its own shares at any time by a resolution of the Board of Directors up to the retained earnings available for dividends to shareholders, in accordance with the Companies Act of Japan.
Although Sony Group Corporation approved on August 4, 2020 by resolution of the Board of Directors the setting of parameters for the repurchase of shares of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation, no common stock was acquired based on these parameters.
Sony Group Corporation’s Board of Directors resolved and approved the setting of parameters for the repurchase of shares of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation at the meeting of the Board of Directors held on April 28, 2021. Under the above resolution, Sony Group Corporation repurchased 7,400,600 shares of its common stock for an amount of 88,281 million yen during the fiscal year ended March 31, 2022, and repurchased 806,300 shares of its common stock for an amount of 9,100 million yen during the fiscal year ended March 31, 2023.
Sony Group Corporation’s Board of Directors resolved and approved the setting of parameters for the repurchase of shares of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation at the meeting of the Board of Directors held on May 10, 2022. Under the above resolution, Sony Group Corporation repurchased 8,545,600 shares of its common stock for an amount of 89,118 million yen during the fiscal year ended March 31, 2023.

(2)	Additional paid-in capital
Additional
paid-in
capital consists of surplus that is derived from equity transactions and not recorded in common stock, and its primary component is capital reserves. The Companies Act of Japan provides that no less than 50% of the paid-in
amount or proceeds of issuance of shares shall be incorporated in common stock, and that the remaining shall be incorporated in capital reserves. Capital reserves may be incorporated in common stock upon approval of the General Meeting of Shareholders.

(3)	Retained earnings
Retained earnings consist of legal reserves and accumulated earnings. The Companies Act of Japan provides that earnings in an amount equal to 10% of cash dividends from retained earnings shall be appropriated as a capital reserve or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital reserve and legal reserve equals 25% of common stock. Legal reserves may be used upon approval of the General Meeting of Shareholders.
Dividends whose record date falls in the fiscal years ended March 31, 2022 and 2023, and whose effective date falls in the subsequent period are as follows:

(Resolution)	Type of shares	Total amount of dividends (Yen in millions)	Source of dividends	Dividends per share (Yen)	Record date	Effective date
Board of Directors’ meeting held on May 10, 2022	Common stock	43,295	Retained earnings	35.00	March 31, 2022	June 3, 2022
Board of Directors’ meeting held on April 28, 2023	Common stock	49,380	Retained earnings	40.00	March 31, 2023	June 5, 2023

(4)	Other comprehensive income
Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen in millions
	Balance at April 1, 2020	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Transactions with noncontrolling interests shareholders and other	Balance at March 31, 2021
Changes in equity instruments measured at fair value through other comprehensive income	(8,882)	144,544	6,085	(2,125)	139,622
Changes in debt instruments measured at fair value through other comprehensive income	985,234	(179,251)	—	458,754	1,264,737
Cash flow hedges	1,248	51	—	—	1,299
Remeasurement of defined benefit pension plans	—	11,555	(11,555)	—	—
Exchange differences on translating foreign operations	—	113,771	—	130	113,901
Insurance contract valuation adjustments	1,973	(2,537)	—	476	(88)
Share of other comprehensive income of investments accounted for using the equity method	(97)	885	(2)	—	786

Total	979,476	89,018	(5,472)	457,235	1,520,257

	Yen in millions
	Balance at April 1, 2021	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 2022
Changes in equity instruments measured at fair value through other comprehensive income	139,622	(106,426)	(5,784)	27,412
Changes in debt instruments measured at fair value through other comprehensive income	1,264,737	(416,904)	—	847,833
Cash flow hedges	1,299	4,735	—	6,034
Remeasurement of defined benefit pension plans	—	33,641	(33,641)	—
Exchange differences on translating foreign operations	113,901	223,777	—	337,678
Insurance contract valuation adjustments	(88)	599	—	511
Share of other comprehensive income of investments accounted for using the equity method	786	2,078	—	2,864

Total	1,520,257	(258,500)	(39,425)	1,222,332

	Yen in millions
	Balance at April 1, 202 2	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 202 3
Changes in equity instruments measured at fair value through other comprehensive income	27,412	(36,862)	298	(9,152)
Changes in debt instruments measured at fair value through other comprehensive income	847,833	(884,678)	—	(36,845)
Cash flow hedges	6,034	12,379	—	18,413
Remeasurement of defined benefit pension plans	—	18,891	(18,891)	—
Exchange differences on translating foreign operations	337,678	175,525	—	513,203
Insurance contract valuation adjustments	511	1,714	—	2,225
Share of other comprehensive income of investments accounted for using the equity method	2,864	3,699	—	6,563

Total	1,222,332	(709,332)	(18,593)	494,407

Each component of other comprehensive income and the related tax effect including noncontrolling interests for the fiscal years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2021	2022	2023
Items that will not be reclassified to profit or loss
Changes in equity instruments measured at fair value through other comprehensive income
Amount incurred during the year	191,122	(139,511)	(45,708)

Total before tax	191,122	(139,511)	(45,708)
Tax expense or (benefit)	(46,382)	33,085	8,846

Net of tax	144,740	(106,426)	(36,862)
Remeasurement of defined benefit pension plans
Amount incurred during the year	17,856	43,134	27,136

Total before tax	17,856	43,134	27,136
Tax expense or (benefit)	(6,301)	(9,493)	(8,245)

Net of tax	11,555	33,641	18,891
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	98	869	197

Total before tax	98	869	197
Tax expense or (benefit)	(11)	(292)	(52)

Net of tax	87	577	145

Total	156,382	(72,208)	(17,826)

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2021	2022	2023
Items that may be reclassified subsequently to profit or loss
Changes in debt instruments measured at fair value through other comprehensive income
Amount incurred during the year	(285,504)	(572,692)	(1,223,450)
Reclassification to profit or loss	(98)	(6,408)	(5,300)

Total before tax	(285,602)	(579,100)	(1,228,750)
Tax expense or (benefit)	80,053	162,196	344,072

Net of tax	(205,549)	(416,904)	(884,678)
Cash flow hedges
Amount incurred during the year	7,481	(7,703)	(12,975)
Reclassification to profit or loss	(7,228)	14,529	30,813

Total before tax	253	6,826	17,838
Tax expense or (benefit)	(202)	(2,091)	(5,459)

Net of tax	51	4,735	12,379
Insurance contract valuation adjustments
Amount incurred during the year	(3,081)	807	2,463
Reclassification to profit or loss	(39)	(10)	(83)

Total before tax	(3,120)	797	2,380
Tax expense or (benefit)	—	(198)	(666)

Net of tax	(3,120)	599	1,714
Exchange differences on translating foreign operations
Amount incurred during the year	115,304	227,017	177,645
Reclassification to profit or loss	17	(742)	630

Total before tax	115,321	226,275	178,275
Tax expense or (benefit)	—	—	—

Net of tax	115,321	226,275	178,275
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	798	1,501	3,554
Reclassification to profit or loss	—	—	—

Total before tax	798	1,501	3,554
Tax expense or (benefit)	—	—	—

Net of tax	798	1,501	3,554

Total	(92,499)	(183,794)	(688,756)

Total other comprehensive income	63,883	(256,002)	(706,582)

(5)	Equity transactions with noncontrolling interests shareholders
During the fiscal year ended March 31, 2021, Sony Group Corporation acquired all the common shares and the related stock acquisition rights not held by Sony Group Corporation of SFGI, a consolidated subsidiary of Sony Group Corporation, and SFGI became a wholly-owned subsidiary of Sony Group Corporation. Consideration for this acquisition was 396,698 million yen. The net difference between the consideration, the decrease in the carrying amount of the noncontrolling interests of 1,046,380 million yen and the increase in accumulated other comprehensive income of 457,072 million yen was recognized as an increase to additional paid-in
capital of 192,610 million yen.